Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019
Deferred tax assets
Tax losses	$ 63,162	$ 61,742
Other temporary differences	4,292	3,687
Total deferred tax assets	67,454	65,429
Deferred tax liabilities
Intangible assets	76,649	76,553
Total deferred tax liabilities	76,649	76,553
Net deferred tax liabilities	9,195	11,124
Deferred tax assets expected to be settled after 12 months	67,454	65,429
Deferred tax liabilities expected to be settled within 12 months	99	99
Deferred tax liabilities expected to be settled after 12 months	$ 76,550	$ 76,454